PROSHARES TRUST
ProShares Ultra QQQ Top 30
(the “Fund”)
Supplement dated August 13, 2025
to the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information
(dated August 13, 2025, as supplemented or amended)
* * * * *
The Fund is not yet available for sale.
For more information, please contact the Fund at 1-866-776-5125.
Please retain this supplement for future reference.

PROSHARES TRUST
ProShares Short QQQ Top 30
ProShares UltraShort QQQ Top 30
(each a “Fund”, together the “Funds”)
Supplement dated August 13, 2025
to each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information
(dated August 13, 2025, as supplemented or amended)
* * * * *
Each Fund is not yet available for sale.
For more information, please contact the Funds at 1-866-776-5125.
Please retain this supplement for future reference.